Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rig Segment		Dec. 31, 2011 Rig
Segment information [Abstract]
Number of operating segments	1
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	100.00%		100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 613.9	[1]	$ 497.2	[1]
Fixed assets - drilling rigs	2,103.0	[2]	1,334.6	[2]
Number of drilling rigs	4		3
Nigeria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	209.8		204.7
Fixed assets - drilling rigs	553.9	[2]	576.7	[2]
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	84.1		115.7
Fixed assets - drilling rigs	0	[2]	555.1	[2]
Angola [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86.3		82.7
Fixed assets - drilling rigs	194.3	[2]	202.8	[2]
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	39.1		60.6
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0		30.8
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	87.3		0
Fixed assets - drilling rigs	545.7	[2]	0	[2]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	88.2		0
Fixed assets - drilling rigs	809.1	[2]	0	[2]
Philippines [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0		0
Indonesia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0		0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 19.1		$ 2.7
Exxon Mobil [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	35.00%		42.00%
Total [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	36.00%		41.00%
Chevron [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	14.00%		17.00%
BP [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	15.00%		0.00%

[1]	Restated
[2]	The fixed assets referred to in the table above include the four drilling rigs at December 31, 2012 and three drilling rigs at December 31, 2011 and 2010 the fixed assets referred to are the drilling rigs of the OPCO's predecessor companies and their subsidiaries. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.